Equity Investments Measured at Fair Value Through Other Comprehensive Income - Schedule of Equity Investments Designates as Financial Asset at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	¥ 943	¥ 1,168
China Pacific Insurance (Group) Co.,Ltd. [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	120	133
Houpu Clean Energy Group Co Ltd [Member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	251	534
Other investment company's [member]
Financial assets measured at fair value through other comprehensive income [line items]
Financial assets measured at fair value through other comprehensive income	¥ 572	¥ 501